Income Taxes Narrative (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 5.0	$ 2.7
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	64.5
Other Current Assets [Member] | France [Member]
Operating Loss Carryforwards [Line Items]
International	$ 1.5	$ 2.2